Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY

14. EQUITY

Preferred Shares

The Company is authorized to issue 2,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. At December 31, 2023 and 2022, there were no preferred shares issued or outstanding.

Ordinary Shares

The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of the ordinary shares are entitled to one vote for each share.

On November 24, 2023, the Company effected a share consolidation at a ratio of one-for-tenth (10) ordinary shares with a par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.001 (“the Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company to be US$20,200 divided into 20,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each. The Company believed that it was appropriate to reflect the transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented.

Giving the effects of the share consolidation, there were 5,788,635 ordinary shares issued and outstanding as of December 31, 2020.

In February 2021, 28,000 ordinary shares issuable upon the conversion of convertible debentures were issued to TKK, at a weighted-average exercise price of $50.00 per share.

On February 22, 2021, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Univest Securities, LLC (“Univest”), as the representative of the several underwriters named therein (collectively, the “Underwriters”), pursuant to which the Company agreed to issue and sell (i) 381,098 ordinary shares of the Company (“Offered Shares”) (after giving effect to share consolidation effected in November 2023), par value of $0.001 per share (the “Ordinary Shares”) and (ii) warrants (the “Warrants”) to purchase an aggregate of 381,098 Ordinary Shares (the “Warrant Shares”) (after giving effect to share consolidation effected in November 2023) in an underwritten public offering (the “Offering”). In addition, the Company has granted the Underwriters a 45-day option (the “Over-Allotment Option”) to purchase up to an additional 57,165 Ordinary Shares (the “Option Shares”) (after giving effect to share consolidation effected in November 2023) and Warrants to purchase up to 57,165 Ordinary Shares (after giving effect to share consolidation effected in November 2023) at the public offering price, less underwriting discounts and commissions. The Offered Shares and Warrants are delivered on February 24, 2021, at a public offering price of $32.8 per share (after giving effect to share consolidation effected in November 2023) and associated warrant to purchase one ordinary share, as set forth in the Underwriting Agreement, subject to the satisfaction of certain closing conditions.

On March 25, 2021, the underwriters fully exercised and closed on their over-allotment option to purchase an additional 57,165 ordinary shares (after giving effect to share consolidation effected in November 2023) of the Company, together with warrants to purchase up to 57,165 ordinary shares (after giving effect to share consolidation effected in November 2023) of the Company in connection with the Company’s underwritten public offering on February 24, 2021. The additional ordinary shares and warrants were sold at the public offering price of $32.8 per ordinary share (after giving effect to share consolidation effected in November 2023) and associated warrant.

In April, 2021, the Company issued an additional 500,000 of the Company’s ordinary shares (after giving effect to share consolidation effected in November 2023) as the earn out shares to the Sellers pursuant to the terms of the Shares Exchange Agreement.

On August 26, 2021, the Company entered into a subscription agreement with an institutional investor for the sale of up to 285,714 ordinary shares of the Company (the “Ordinary Shares”) (after giving effect to share consolidation effected in November 2023) for total gross proceeds of up to approximately $10,000,000 (the “Offering”). Each Ordinary Share will be accompanied by a warrant exercisable to purchase one Ordinary Share at an exercise price of $44.0 per share (the “Warrant”) (after giving effect to share consolidation effected in November 2023). Each Ordinary Share and Warrant are being sold at a fixed combined purchase price of $35.0 (after giving effect to share consolidation effected in November 2023). Each warrant will be exercisable immediately, and will expire on the first anniversary of the date of issuance. The first closing of the Offering representing the sale and purchase of 57,143 Ordinary Shares (after giving effect to share consolidation effected in November 2023) and warrants to purchase 57,143 Ordinary Shares (after giving effect to share consolidation effected in November 2023) has closed on August 30, 2021.

On April 7, 2022, the board appointed Mr. Zhihong Tan as our non-executive director, then granted and vested 200 ordinary shares (after giving effect to share consolidation effected in November 2023) for compensation.

On May 9, 2023, the Company closed private placements with two (2) accredited investors (the “Investors”). The Company issued an aggregate of 2,419,355 ordinary shares (after giving effect to share consolidation effected in November 2023) of the Company, par value $0.001, at a price per share of $15.5 for gross proceeds of $60,000,000.

On September 5, 2023, the Company closed private placements with two (2) accredited investors (the “Investors”). The Company issued an aggregate of 806,451 ordinary shares (after giving effect to share consolidation effected in November 2023) of the Company, par value $0.001, at a price per share of $24.8 (after giving effect to share consolidation effected in November 2023) for gross proceeds of $20,000,000.

In December 2023, the Company issued additional 31,766 ordinary shares subject to roundup of fractional shares arising from Share Consolidation.

As of December 31, 2023 and 2022, there were 10,070,012 and 6,812,440 ordinary shares (after giving effect to share consolidation effected in November 2023) issued and outstanding, respectively.

Public Warrants

Pursuant to the Initial Public Offering, TKK sold 2,500,000 Units (after giving effect to share consolidation effected in November 2023) at a purchase price of $100.00 per Unit (after giving effect to share consolidation effected in November 2023), inclusive of 300,000 Units (after giving effect to share consolidation effected in November 2023) sold to the underwriters on August 22, 2018 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one ordinary share, one warrant (“Public Warrant”) and one right (“Public Right”). Each Public Warrant entitles the holder to purchase one-half of one ordinary share at an exercise price of $115.00 per whole share. Each Public Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination.

Public Warrants may only be exercised for a whole number of shares. No fractional ordinary shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to such ordinary shares. Notwithstanding the foregoing, if a registration statement covering the ordinary shares issuable upon the exercise of the Public Warrants is not effective within 90 days from the consummation of a Business Combination, the holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise the Public Warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. If an exemption from registration is not available, holders will not be able to exercise their Public Warrants on a cashless basis. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	at any time while the Public Warrants are exercisable;

●	upon no less than 30 days’ prior written notice of redemption to each Public Warrant holder;

●	if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a capitalization of shares, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their exercise price or issuance of potential extension warrants in connection with an extension of the period of time for the Company to complete a Business Combination. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

As of December 31, 2023 and 2022, the Company had 2,500,000 of public warrants outstanding (after giving effect to share consolidation effected in November 2023).

Rights

Each holder of a Public Right will automatically receive one-tenth (1/10) of an ordinary share upon consummation of a Business Combination, even if the holder of a Public Right converted all ordinary shares held by him, her or it in connection with a Business Combination or an amendment to the Company’s Amended and Restated Memorandum and Articles of Association with respect to its pre-business combination activities. Upon the closing of the Business Combination, the Company issued 250,433 shares (after giving effect to share consolidation effected in November 2023) in connection with an exchange of Public Rights.

Statutory reserve

Horgos, Beijing Glory Star, Beijing Leshare, Shenzhen Leshare, Glary Prosperity, Horgos Technology and Xing Cui Can operate in the PRC, are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Non-controlling interest

As of December 31, 2023 and 2022, the Company’s non-controlling interest represented 49% equity interest of Horgos Glary Prosperity.